Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Mar. 30, 2026	Feb. 24, 2026	Apr. 23, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Ordinary share				$ 0
Ordinary shares, outstanding				2,369,995	2,369,995	2,369,995
Preferred shares, outstanding				333,333	333,333	333,333
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, outstanding		2,639,447
Pre-Funded warrant, outstanding		523,000
Preferred shares, outstanding		333,333
Subsequent Event [Member] | Wanhong Tan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units	12,000
Reverse stock split	one-for-fifteen reverse stock split
Subsequent Event [Member] | Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units	40,000
Reverse stock split	one-for-fifteen reverse stock split
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Offering price		$ 2.1
Warrants exercise price		$ 2.65
Stock price per share		$ 2.64999
Subsequent Event [Member] | Ordinary Shares or Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Number of sale of shares		792,452
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Stock price per share		$ 2.65
Ordinary share		$ 0.00001
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			208,570
Cashless exercise of warrants			208,571
Subsequent Event [Member] | Warrant One [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			61,430
Cashless exercise of warrants			61,430